Intangible Assets - Schedule of Intangible Assets and Related Accumulated Amortization (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Intangible assets
Gross carrying value	¥ 218,284		¥ 213,723
Accumulated amortization	(91,669)		(68,470)
Net Carrying Amount	126,615	$ 17,346	145,253
License
Intangible assets
Gross carrying value	98,419		94,612
Accumulated amortization	(37,785)		(28,201)
Net Carrying Amount	60,634		66,411
Developed technology
Intangible assets
Gross carrying value	70,000		70,000
Accumulated amortization	(24,222)		(17,200)
Net Carrying Amount	45,778		52,800
In-process research and development intangible assets
Intangible assets
Gross carrying value	27,000		27,000
Accumulated amortization	(9,258)		(6,574)
Net Carrying Amount	17,742		20,426
Supplier relationship
Intangible assets
Gross carrying value	17,000		17,000
Accumulated amortization	(17,000)		(13,798)
Net Carrying Amount			3,202
Software
Intangible assets
Gross carrying value	4,216		3,693
Accumulated amortization	(2,656)		(2,102)
Net Carrying Amount	1,560		1,591
Trade names
Intangible assets
Gross carrying value	897		829
Accumulated amortization	(506)		(422)
Net Carrying Amount	391		407
Others
Intangible assets
Gross carrying value	752		589
Accumulated amortization	(242)		(173)
Net Carrying Amount	¥ 510		¥ 416